Schedule of Options Outstanding (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Options outstanding, ending balance	947,184	1,995,000
Weighted average exercise price, begining balance	$ 1.00	$ 1.00
Aggregate Intrinsic value, begining balance	$ 947,184	$ 1,995,000
Options, Granted - under the Plan	577,000	25,000
Options, Granted - under the Plan	7,500
Options, cancelled	(485,684)	(1,072,816)
Weighted average exercise price, ending balance	$ 1.00	$ 1.00
Aggregate Intrinsic value, ending balance	$ 1,031,000	$ 947,184
Options, Granted - under the Plan	(7,500)
Options outstanding, ending balance	1,031,000	947,184
Options exercisable	567,581	723,431
Weighted average exercise price, exercisable	$ 1.00
Aggregate Intrinsic value, exercisable	$ 567,581